Trade and Other Receivables	12 Months Ended
Dec. 31, 2019
Trade And Other Receivables [Abstract]
Trade and Other Receivables
9.	TRADE AND OTHER RECEIVABLES

Trade and other receivables consisted of the following:

Trade and other receivables - Total	As of December 31,
(in € thousands)	2017/12/31	2018/12/31	2019/12/31
Trade receivables, net	61	25	207
Research tax credit	8,466	8,785	9,585
Social security costs receivables	3	10	5
VAT receivables	994	1,103	1,814
Grants receivables	13	(0)	3
Other receivables	340	361	420
TOTAL	9,876	10,284	12,033

Trade and other receivables - Current	As of December 31,
(in € thousands)	2017/12/31	2018/12/31	2019/12/31
Trade receivables, net	61	25	207
Research tax credit	6,545	7,295	9,585
Social security costs receivables	3	10	5
VAT receivables	994	1,103	1,814
Grants receivables	13	(1)	3
Other receivables	340	361	420
TOTAL	7,955	8,794	12,033

Trade and other receivables - Non-current	As of December 31,
(in € thousands)	2017/12/31	2018/12/31	2019/12/31
Trade receivables, net	—	—	—
Research tax credit	1,921	1,489	—
Social security costs receivables	—	—	—
VAT receivables	—	—	—
Grants receivables	—	—	—
Other receivables	—	—	—
TOTAL	1,921	1,489	—

Research tax credit

The research tax credit due for 2018 was received on November 18, 2019.

The research tax credit receivable of €9,585 as of December 31, 2019 includes:

•	a partial payment of the assessment (€333 ) due to an ongoing tax audit
•	the balance of the amount due for the 2014 fiscal year (€1,140 )
•

the balance of the amount due for the 2016 fiscal year (€447), the two amounts are used as partial compensation with the assessment notices and the tax notice related to the 2014 CIR, as described in Note 24, "Litigation and contingent liabilities";

•	the amount received following the favorable decision of the Montreuil court (€432) and (€29) having been deducted and
•

in addition to the amount related to the dispute with the French tax authorities discussed in note 24 “Litigation and contingent liabilities” should be added to the amount of the 2019 research tax credit of €8.125 million.

A provision of €1,892 was recognized at the closing, including an allocation of €1,785 during the first half of 2019 and appears as a liability in the consolidated statement of financial position in relation to the Research Tax Credit dispute (see note 19 herein).

Other receivables

•	The line item “other receivables” primarily consists of credit notes from suppliers for €408, €235 and €174 respectively as of December 31, 2019, as of December 31,2018 and as of December 31,2017.